Shareholder Fees ((Wells Fargo Advantage Pennsylvania Tax-Free Fund))	0 Months Ended
Aug. 01, 2011
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none